Annual Total Returns- Alger Small Cap Growth Institutional Fund - Z2 (Class Z2 Shares) [BarChart] - Class Z2 Shares - Alger Small Cap Growth Institutional Fund - IR - Class Z-2	2017	2018	2019	2020
Total	28.80%	0.32%	30.25%	65.38%